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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Aerospace/Defense: 1.2%
277,700		Lockheed Martin Corp.	$30,455,359
			30,455,359
		Agriculture: 2.6%
1,290,738		Altria Group, Inc.	25,608,242
862,878		Philip Morris International, Inc.	41,504,432
			67,112,674
		Apparel: 1.6%
594,050		Nike, Inc.	39,741,945
			39,741,945
		Banks: 7.1%
1,169,900	L	Associated Banc-Corp.	23,339,505
1,202,600		Bank of America Corp.	42,091,000
760,800	L	Comerica, Inc.	24,946,632
271,400		PNC Financial Services Group, Inc.	20,273,580
467,700		US Bancorp.	16,846,554
1,427,700		Wells Fargo & Co.	53,581,581
			181,078,852
		Beverages: 3.2%
146,800		Anheuser-Busch Cos., Inc.	9,524,384
514,900		Coca-Cola Co.	27,227,912
617,050		PepsiCo, Inc.	43,977,154
			80,729,450
		Biotechnology: 1.3%
132,000	@	Genentech, Inc.	11,705,760
484,100	@	Gilead Sciences, Inc.	22,065,278
			33,771,038
		Chemicals: 0.7%
318,200	L	Eastman Chemical Co.	17,520,092
			17,520,092
		Computers: 4.3%
370,700	@	Apple, Inc.	42,133,762
587,300		International Business Machines Corp.	68,690,608
2,600		Seagate Technology, Inc. - Escrow	—
			110,824,370
		Cosmetics/Personal Care: 4.3%
756,000		Avon Products, Inc.	31,426,920
1,130,792		Procter & Gamble Co.	78,804,894
			110,231,814
		Distribution/Wholesale: 0.3%
90,100		WW Grainger, Inc.	7,835,997
			7,835,997
		Diversified Financial Services: 6.0%
937,300		Citigroup, Inc.	19,224,023
76,343		Deutsche Boerse AG	7,070,385
184,000		Goldman Sachs Group, Inc.	23,552,000
815,589		Invesco Ltd.	17,111,057
1,838,860		JPMorgan Chase & Co.	85,874,758
			152,832,223
		Electric: 2.1%
349,800		Exelon Corp.	21,904,476
810,800		PG&E Corp.	30,364,460
			52,268,936
		Electronics: 1.1%
709,700	L	Amphenol Corp.	28,487,358
			28,487,358
		Food: 0.5%
332,700		Cadbury PLC ADR	13,620,738
			13,620,738
		Gas: 1.2%
2,133,400		Centerpoint Energy, Inc.	31,083,638
			31,083,638
		Healthcare - Products: 6.3%
763,925		Covidien Ltd.	41,068,608
840,560		Johnson & Johnson	58,233,997
684,300	@	St. Jude Medical, Inc.	29,760,207
506,700	@	Zimmer Holdings, Inc.	32,712,552
			161,775,364
		Healthcare - Services: 1.4%
767,100	@	WellPoint, Inc.	35,877,267
			35,877,267
		Insurance: 2.2%
194,700	L	Reinsurance Group of America, Inc. - Class A	10,513,800
31,985	@, L	Reinsurance Group of America, Inc. - Class B	1,516,729
791,800		Travelers Cos., Inc.	35,789,360
284,827		Willis Group Holdings Ltd.	9,163,200
			56,983,089

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 2.0%
129,738	@	Google, Inc. - Class A	$51,962,664
			51,962,664
		Iron/Steel: 0.4%
190,800		Cleveland-Cliffs, Inc.	10,100,952
			10,100,952
		Machinery - Diversified: 1.2%
549,746		Roper Industries, Inc.	31,313,532
			31,313,532
		Media: 2.6%
1,520,638	@	Liberty Media Corp. - Entertainment	37,970,331
2,172,300		Time Warner, Inc.	28,478,853
			66,449,184
		Mining: 0.9%
266,200		Alcoa, Inc.	6,010,796
306,600		Freeport-McMoRan Copper & Gold, Inc.	17,430,210
			23,441,006
		Miscellaneous Manufacturing: 3.3%
139,500		Danaher Corp.	9,681,300
1,502,381		General Electric Co.	38,310,716
838,100		Honeywell International, Inc.	34,823,055
			82,815,071
		Oil & Gas: 9.0%
273,100		Apache Corp.	28,478,868
1,550,815		ExxonMobil Corp.	120,436,293
834,300		Marathon Oil Corp.	33,263,541
580,200		Royal Dutch Shell PLC ADR - Class A	34,237,602
301,200		XTO Energy, Inc.	14,011,824
			230,428,128
		Oil & Gas Services: 3.1%
429,900		Baker Hughes, Inc.	26,026,146
1,182,400		BJ Services Co.	22,619,312
722,900		Halliburton Co.	23,414,731
99,400		Schlumberger Ltd.	7,762,146
			79,822,335
		Packaging & Containers: 0.5%
448,000	@	Owens-Illinois, Inc.	13,171,200
			13,171,200
		Pharmaceuticals: 6.1%
1,034,150		Abbott Laboratories	59,546,357
319,900		AmerisourceBergen Corp.	12,044,235
1,165,600		Pfizer, Inc.	21,493,664
769,050	L	Teva Pharmaceutical Industries Ltd. ADR	35,214,800
765,300		Wyeth	28,270,182
			156,569,238
		Retail: 5.8%
1,457,600		Foot Locker, Inc.	23,554,816
252,700		Home Depot, Inc.	6,542,403
560,450		McDonald’s Corp.	34,579,765
1,039,700	L	Ross Stores, Inc.	38,271,357
767,900		Wal-Mart Stores, Inc.	45,989,531
			148,937,872
		Semiconductors: 1.7%
2,252,650		Intel Corp.	42,192,135
			42,192,135
		Software: 4.0%
607,950	@, L	Ansys, Inc.	23,023,067
1,390,261		Microsoft Corp.	37,106,066
2,001,750	@	Oracle Corp.	40,655,543
			100,784,676
		Telecommunications: 4.3%
1,722,290		AT&T, Inc.	48,086,337
977,550		Qualcomm, Inc.	42,005,324
3,154,300		Sprint Nextel Corp.	19,241,230
			109,332,891
		Toys/Games/Hobbies: 1.1%
64,100		Nintendo Co., Ltd.	27,189,539
			27,189,539
		Transportation: 3.8%
428,300		Tidewater, Inc.	23,710,688
571,500		Union Pacific Corp.	40,667,940
533,000		United Parcel Service, Inc. - Class B	33,520,370
			97,898,998
		Total Common Stock (Cost $2,466,676,351)	2,484,639,625

Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
		Electric: 0.0%
$20,000,000	L	Mirant Corp. - Escrow (In Default), Discount Note, due 06/15/21	$—
		Total Convertible Bonds (Cost $- )	—

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Energy - Alternate Sources: 0.0%
$10,000,000		Southern Energy - Escrow, Discount Note, due 07/15/09		$—
		Total Corporate Bonds/Notes (Cost $- )		—
		Total Long-Term Investments (Cost $2,466,676,351)		2,484,639,625
SHORT-TERM INVESTMENTS: 5.6%
		Commercial Paper: 1.9%
20,000,000		Alcoa, Inc., 2.800%, due 10/07/08		19,989,112
20,000,000		CVS Corp., 2.700%, due 10/01/08		19,998,500
10,000,000		Volkswagen of America, 2.950%, due 10/10/08		9,991,805
		Total Commercial Paper (Cost $49,979,417)		49,979,417

Shares				Value
		Affiliated Mutual Fund: 1.0%
26,375,000		ING Institutional Prime Money Market Fund - Class I		$26,375,000
		Total Mutual Fund (Cost $26,375,000)		26,375,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$12,015,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $12,015,334 to be received upon repurchase (Collateralized by $11,590,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $12,255,821, due 10/15/14)		$12,015,000
		Total Repurchase Agreement (Cost $12,015,000)		12,015,000

		Securities Lending Collateralcc: 2.2%
55,620,771		Bank of New York Mellon Corp. Institutional Cash Reserves		55,251,506
		Total Securities Lending Collateral (Cost $55,620,771)		55,251,506
		Total Short-Term Investments (Cost $143,990,188)		143,620,923
		Total Investments in Securities (Cost $2,610,666,539)*	102.8%	$2,628,260,548
		Other Assets and Liabilities — Net	(2.8)	(72,659,815)
		Net Assets	100.0%	$2,555,600,733

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $2,643,202,465.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$166,383,549
		Gross Unrealized Depreciation		(181,325,466)
		Net Unrealized Depreciation		$(14,941,917)

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$2,532,006,207	$(198,600)
Level 2- Other Significant Observable Inputs	96,254,341	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,628,260,548	$(198,600)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Growth and Income Portfolio Open Futures Contracts on September 30, 2008

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Depreciation
Long Contracts

S&P 500	130	12/18/08	$(198,600)

			$(198,600)

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Funds
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008